SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Bad debt expense	$ 0	$ 0	$ 106	$ 5